Annual Total Returns[BarChart] - 2050 Retirement Fund - 2050 Retirement Fund	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.17%	7.15%	(0.73%)	11.78%	17.86%	(8.74%)	24.65%	13.39%